Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000125239 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000125239 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125239 | 00847J105 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125239 | 303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125239 | 204166102 | CommVault Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125239 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125239 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125239 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125239 | 533900106 | Lincoln Electric Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125239 | 770323103 | Robert Half International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125239 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125239 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125239 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125239 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125239 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000125239 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000125239 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000125239 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000125239 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000125239 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.10%
C000125239 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.90%
C000125240 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000125240 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125240 | 00847J105 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125240 | 303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125240 | 204166102 | CommVault Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125240 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125240 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125240 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125240 | 533900106 | Lincoln Electric Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125240 | 770323103 | Robert Half International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125240 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125240 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125240 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125240 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125240 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000125240 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000125240 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000125240 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000125240 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000125240 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.10%
C000125240 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.90%